Employee share schemes (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Number of Shares and ADS Issuable

Number of shares and ADS issuable	Shares (1) Number (000)	Weighted fair value	ADS (1) Number (000)	Weighted fair value

At 1 January 2020	29,459		15,850

Awards granted	11,115	£13.58	6,633	$34.43

Awards exercised	(10,284)		(5,353)

Awards cancelled	(1,416)		(1,014)

At 31 December 2020	28,874		16,116

Awards granted	11,220	£13.28	6,358	$36.68

Awards exercised	(10,074)		(5,240)

Awards cancelled	(1,776)		(1,705)

At 31 December 2021	28,244		15,529

Awards granted	10,987	£13.00	6,133	$30.64

Awards exercised	(9,538)		(4,919)

Awards cancelled	(1,718)		(1,314)

At 31 December 2022	27,975		15,429

(1)	The 2021 and 2020 comparatives have been restated to reflect the demerger of the Consumer Healthcare business and aid year on year volume comparability of awards granted to GSK employees.

Summary of Valuation Model Used to Valuing Saving - Related Option to Arrive at the Share Based Payment Charge	The assumptions used in the model are as follows:

	2022 Grant	2021 Grant	2020 Grant

Risk-free interest rate	3.37%	0.74%	(0.07)%

Dividend yield	3.3%	3.8%	6.2%

Volatility	36%	27%	27%

Expected life	3 years	3 years	3 years

Savings-related options grant price (including 20% discount)	£11.39	£12.07	£10.34

Summary of Option Outstanding

Options outstanding for the Share Save Plan	Savings-related share option schemes
	Number 000	Weighted exercise price

At 31 December 2022	5,803	£11.38

Range of exercise prices on options outstanding at year end	£10.34	– £14.15

Weighted average market price on exercise during year		£16.15

Weighted average remaining contractual life		2.0 years

Summary of Shares Held for Share Award Schemes

Shares held for share award schemes	2022	2021

Number of shares (000)	59,814	23,065

	£m	£m

Nominal value	19	6

Carrying value	353	27

Market value	860	371

Shares held for share option schemes	2022	2021

Number of shares (000)	65	139

	£m	£m

Nominal value	–	–

Carrying value	1	1

Market value	1	2